UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2

Annual Notice of Securities Sold
Pursuant to Rule 24f-2
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1.   Name and address of issuer:
	AIG SunAmerica Life Assurance Company
(dba Anchor National Life Insurance Company
	1 SunAmerica Center
	Los Angeles, CA 90067
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2. Name of each series or class of securities for which this notice is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not
list series or classes):     [   ]

Variable Annuity Account Five
(Portion relating to the Seasons, Seasons Select, Seasons
Select II, Seasons Advisor, and Seasons Triple Elite
variable annuity account.)
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3.   Investment Company Act File Number:	811-7727

      Securities Act File Number: 333-08859, 333-67685, 333-66106
						    333-64338
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4(a)   Last day of fiscal year for which this notice is filed:
					April 30, 2002
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4(b)   [   ]    Check box if this Form is being filed late (i.e.,
more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.
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4(c)   [   ]    Check box if this is the last time the issuer
will be filing this Form.
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5.     Calculation of registration fee:

        (i)  Aggregate sale price of securities sold during the
fiscal year pursuant to Section 24f-2:
									$  744,154,806

       (ii)  Aggregate price of securities redeemed or repurchased
              During the fiscal year:		$  (99,418,025)

(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce
Registration fees payable to the Commission:

									$ 0.00

      (iv) Total available redemption credits [add Items 5(ii) and 5(iii)]:

									$ (99,418,025)

       (v)  Net sales ---- if Item 5(i) is greater than Item
5(iv) [subtract Item 5(iv) from Item 5(i)]:

									$ 644,736,781

(vi) Redemption credits available for use in future years
$ 0.00


---- if Item 5(i) is less than Item 5(iv)[subtract
Item 5(iv) from Item 5(i)]:
				$ 0.00

(vii) Multiplier for determining registration fee (See
						Instruction C9

											X.000092

(viii) Registration fee due [multiply Item 5(v) by Item

5(vii)
              (Enter  " 0 " if no fee is due):
										=  $ 59,316

6.   Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares
or other units) deducted here:    None	.  If there is a number
of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in
future fiscal years, then state that number here: None	.
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7.   Interest due ---- if this Form is being filed more than 90
								days after the end of the
								issuer's fiscal year (See
								Instruction D):		+	$0.00

8.   Total of the amount of the registration fee due plus any
interest due
      (line 5(viii) plus line 7):			=	$ 59,316

9.   Date the registration fee and any interest payment was sent
to the Commission's lockbox depository:	  July 11, 2002

		Method of Delivery:
					[X]	Wire Transfer
					[ ]	Mail or other means
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SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and the dates indicated.

By (Signature and Title)*:


/s/ Maurice Hebert
Name:  Maurice Hebert
Title: Vice President & Controller

Date: July 17, 2002